Securities Act File No. 33-849
                                               Securities Act File No. 33-847
                                               Securities Act File No. 33-67852
                                               Securities Act File No. 33-56881
                                               Securities Act File No. 02-34552
                                               Securities Act File No. 33-91706
                                               Securities Act File No. 33-56094
                                               Securities Act File No. 333-33445
                                               Securities Act File No. 02-14767

                                  PILGRIM FUNDS

                       Supplement dated September 1, 2000
                          to the Class A, B, C, M and T
   U.S. Equity Funds and Equity & Income Funds Prospectus dated July 31, 2000

        (This Supplement supercedes the supplement dated July 31, 2000.)

1.   ACQUISITION OF RELIASTAR FINANCIAL CORP. BY ING GROEP N.V.

On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar Financial Corp. (NYSE: RLR), the indirect parent company of Pilgrim Investments, Inc. ("Pilgrim Investments"), Adviser to the Funds, and Pilgrim Securities, Inc. ("Pilgrim Securities") Distributor to the Funds. ING Group is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

Pilgrim Investments and Pilgrim Securities are expected to remain intact after the acquisition. Pilgrim Investments does not currently anticipate that there will be any changes in the investment personnel primarily responsible for management of the Funds as a result of the acquisition.

Under the provisions of the advisory contracts between the Pilgrim Funds and Pilgrim Investments, those agreements might be deemed to terminate automatically at the time of the acquisition. As a result, the Board of Directors/Trustees and the shareholders of the Funds approved new advisory contracts between the Pilgrim Funds and Pilgrim Investments, which took effect immediately after the acquisition.

2. TERMINATION OF SUB-ADVISER FOR PILGRIM LARGECAP GROWTH FUND AND PILGRIM CONVERTIBLE FUND.

Effective October 1, 2000, Nicholas-Applegate Capital Management ("NACM") will no longer serve as Sub-Adviser of Pilgrim LargeCap Growth Fund ("LargeCap Growth Fund") and Pilgrim Convertible Fund ("Convertible Fund") (collectively, the "Funds"). NACM currently serves as a Sub-Adviser to Pilgrim Investments, which is the Adviser for those Funds. Effective October 1, 2000, Pilgrim Investments will manage directly these Funds under its existing Investment Management Agreement. The fees payable to Pilgrim Investments for serving as Adviser will not change.

Effective October 1, 2000, Mary Lisanti, Executive Vice President and Chief Investment Officer -- Domestic Equities of Pilgrim Investments, and Thomas J. Sullivan will share responsibility for the day-to-day management of LargeCap Growth Fund. The biography for Ms. Lisanti is set forth in the Prospectus. Thomas J. Sullivan has been a Partner and Equity Trader for First NY Securities, LLC in New York since April, 2000. From April, 1994 to March, 2000, Mr. Sullivan was Vice President and portfolio manager at NACM and part of the team that managed LargeCap Growth Fund. Mr. Sullivan was also the co-manager of the Pilgrim MidCap Growth Fund during that time and was the lead manager of the Nicholas-Applegate US Growth Equity Offshore Fund.

Effective October 1, 2000, Andrew Chow will be primarily responsible for the day-to-day management of Convertible Fund. Prior to joining Pilgrim, Mr. Chow was the portfolio manager of the Conseco Convertible Securities Fund since 1998. He joined Conseco in 1991 where he was also responsible for managing convertible securities accounts.

Following the assumption of portfolio management duties by Pilgrim Investments, portfolio turnover may be higher than usual in connection with the potential restructuring of the holdings of these Funds to reflect the management style of Pilgrim Investments. Such potential restructuring may result in transactional costs for the Funds and may result in accelerated capital gain distributions as a result of the turnover.

3. AMENDMENT TO ADVISORY AGREEMENT FOR PILGRIM GROWTH OPPORTUNITIES FUND AND PILGRIM SMALLCAP OPPORTUNITIES FUND

At meetings held on August 25, 2000 and August 29, 2000, respectively, shareholders of Pilgrim Growth Opportunities Fund ("Growth Opportunities Fund") and Pilgrim SmallCap Opportunities Fund ("SmallCap Opportunities Fund") approved an amendment to the Advisory Agreements of the Funds with Pilgrim Investments. The amendment has the effect of increasing the current management fee that each Fund pays of 0.75% per annum of each Fund's average daily net assets to 0.95% for Growth Opportunities Fund, and 1.00% for SmallCap Opportunities Fund.

The disclosure for Growth Opportunities Fund and SmallCap Opportunities Fund in the Prospectus section entitled "What You Pay to Invest" is revised to reflect the following:


OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS (AS A % OF AVERAGE NET ASSETS)(1)

   Growth
Opportunities       Management                        Other         Operating
    Fund               Fee           12b-1 Fee       Expenses        Expenses
    ----               ---           ---------       --------        --------
  Class A             0.95%            0.30%           0.34%           1.59%
  Class B             0.95%            1.00%           0.35%           2.30%
  Class C             0.95%            1.00%           0.35%           2.30%
  Class M             N/A              N/A             N/A             N/A
  Class T             0.95%            0.95%           0.33%           2.23%


  SmallCap
Opportunities       Management                        Other         Operating
    Fund               Fee           12b-1 Fee       Expenses        Expenses
    ----               ---           ---------       --------        --------
  Class A             1.00%            0.30%           0.38%           1.68%
  Class B             1.00%            1.00%           0.40%           2.40%
  Class C             1.00%            1.00%           0.43%           2.43%
  Class M             N/A              N/A             N/A             N/A
  Class T             1.00%            0.95%           0.36%           2.31%


EXAMPLES

The following examples are intended to help compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund

(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These expenses are based on each Fund's actual operating expenses for its most recent complete fiscal year, revised to reflect the new advisory fees of the Funds.

earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind this is only an estimate -- actual expenses and performance may vary.

GROWTH OPPORTUNITIES FUND

                        If you sell your shares                        If you don't sell your shares
              --------------------------------------------      ------------------------------------------
              1 year      3 years     5 years     10 years      1 year     3 years    5 years     10 years
              ------      -------     -------     --------      ------     -------    -------     --------
Class A       $ 727       $ 1,048     $ 1,391     $ 2,356       $  727     $ 1,048    $ 1,391     $ 2,356
Class B       $ 733       $ 1,018     $ 1,430     $ 2,458       $  233     $   718    $ 1,230     $ 2,458
Class C       $ 333       $   718     $ 1,230     $ 2,636       $  333     $   718    $ 1,230     $ 2,636
Class T       $ 626       $   897     $ 1,195     $ 2,403       $  226     $   697    $ 1,195     $ 2,403


SMALLCAP OPPORTUNITIES FUND

                        If you sell your shares                        If you don't sell your shares
              --------------------------------------------      ------------------------------------------
              1 year      3 years     5 years     10 years      1 year     3 years    5 years     10 years
              ------      -------     -------     --------      ------     -------    -------     --------
Class A       $ 736       $ 1,074     $ 1,435     $ 2,448       $  736     $ 1,074    $ 1,435     $ 2,448
Class B       $ 743       $ 1,048     $ 1,480     $ 2,558       $  243     $   748    $ 1,280     $ 2,558
Class C       $ 346       $   758     $ 1,296     $ 2,766       $  246     $   758    $ 1,296     $ 2,766
Class T       $ 634       $   921     $ 1,235     $ 2,488       $  234     $   721    $ 1,235     $ 2,488


                                      * * *

Please  be  advised  of  the  new  address  of  the  Pilgrim  Funds,   effective
immediately:

ING Pilgrim Funds
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE